Main items related to operating activities - Amortization, depreciation and impairment of tangible assets and mineral interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (12,221)	$ (13,556)	$ (22,264)
Tangible assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	(11,128)	(12,683)	(21,188)
Mineral assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (1,093)	$ (873)	$ (1,076)